Preferred and Common Stock (Details) (USD $)	0 Months Ended							1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended	3 Months Ended		7 Months Ended		9 Months Ended			12 Months Ended		28 Months Ended			0 Months Ended					0 Months Ended					9 Months Ended		4 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended										9 Months Ended
	Oct. 24, 2013	Aug. 05, 2013	May 28, 2013	Mar. 17, 2013	Nov. 29, 2012	Sep. 30, 2012	Nov. 07, 2011	Jul. 09, 2012	Sep. 07, 2011	Jun. 27, 2012	Mar. 16, 2012	Feb. 27, 2012	Dec. 31, 2010	Nov. 02, 2011	Sep. 30, 2013	Mar. 31, 2013	Jan. 29, 2013	Jun. 18, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 07, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jul. 02, 2013	Aug. 01, 2012	May 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Jul. 24, 2012 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Restricted Common Stock [Member]	Sep. 30, 2013 Follow on Offering [Member]	Jan. 28, 2013 Follow on Offering [Member]	Apr. 30, 2013 At the Market Offering [Member]	Sep. 30, 2013 At the Market Offering [Member]	Sep. 30, 2013 Private Placement [Member]	Sep. 30, 2013 ARCP [Member]	Sep. 30, 2013 ARCP [Member]	Feb. 28, 2013 ARCT III [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Dec. 31, 2010 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jan. 29, 2013 Common Stock [Member]	Jul. 09, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 07, 2011 Common Stock [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCT III [Member]	Sep. 30, 2013 Shares Issued under the universal shelf registration Common Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, outstanding															0				0			828,472						545,000	545,454	0			283,000	283,018	0
Shares converted into common stock		1,157
Conversion of stock, value		$ 0
Maximum Amount of Offering from Universal Shelf Registration Statement																						500,000,000				500,000,000														60,000,000
Shares issued (in shares)																											545,454					283,018							553,000							20,000	32,036,221	159,396,558	16,929,184									2,100,000
Common stock, shares authorized															750,000,000				750,000,000			240,000,000	240,000,000		750,000,000
Common stock, issued															185,448,022	13,015,534			185,448,022			179,167,112	17,162,016	13,015,534							32,036,221							2,070,000		553.3					140,700,000					61,000	2,070,000	487,500	3,250,000	74,979	1,497,924	5,574,131	140,700,000
Proceeds from issuances of common stock							800,000	46,000,000					0	15,800,000		800,000	26,700,000	30,300,000	490,577,000	1,653,988,000	67,400,000	1,658,776,000	122,993,000	146,400,000													26,700,000		8,900,000	8,900,000	455,000,000		490,600,000
Dividends declared, in dollars per share	$ 1.00		$ 0.94	$ 0.9100	$ 0.9000	$ 0.8950			$ 0.8750	$ 0.8900	$ 0.8850	$ 0.8800			$ 0.910
Stock Repurchase Program, Authorized Amount																			250,000,000
Stock Repurchased During Period, Shares																																										600,000					28,315,016	181,479
Stock Repurchased During Period, Price Per Share																			$ 13.06
Common stock repurchases																			$ 357,917,000			$ 1,874,000	$ 25,000																			$ 7,500,000					$ 283,000	$ 2,000
Percentage of Total Outstanding Shares																																												16.50%
Business Acquisition, Share Price																																												$ 12.00
Shares Based on Exchange Ratio																																												27,700,000
Common Stock Outstanding After Share Exchange																																				300,000								140,700,000